Earnings per Share - Summary of Basic and Diluted Earnings per Share from Operations (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Basic earnings per share [abstract]
Profit (loss) attributable to ordinary shares	₩ 1,354,537	₩ 700,889	₩ 645,703
Weighted average number of ordinary shares outstanding	235,201,782	245,207,307	245,171,283
Basic earnings per share (In Korean won)	₩ 5,759	₩ 2,858	₩ 2,634
Profit attributable to ordinary shares (In millions of Korean won)	₩ 1,354,537	₩ 700,889	₩ 645,703
Adjustment to net income attributable to ordinary shares (In millions of Korean won)		0	(157)
Diluted profit attributable to ordinary shares (In millions of Korean won)	₩ 1,354,537	₩ 700,889	₩ 645,546
Number of dilutive potential ordinary shares outstanding	483,760	69,598	70,267
Weighted average number of ordinary shares outstanding	235,685,542	245,276,905	245,241,550
Diluted earnings per share (In Korean won)	₩ 5,747	₩ 2,858	₩ 2,632